PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Leasehold improvements	2,260	2,260	290
Office equipment	550	571	73
Motor vehicle	1,300	1,300	167
Sub-total	4,110	4,131	530
Less: accumulated depreciation	(3,144)	(3,571)	(458)
Property and equipment, net	966	560	72

Depreciation expenses were approximately HKD8,000, HKD350,000 and HKD443,000 and for the years ended December 31, 2023, 2024 and 2025, respectively.